Earning Per Share (Details) - Schedule of Computation of Basic and Diluted Earnings Per Share - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of computation of basic and diluted earnings per share [Abstract]
Net income	¥ 164,617,561	¥ 135,351,411	¥ 65,207,464
Basic weighted average number of common shares outstanding	1,371,643,240	1,371,643,240	1,371,643,240
Effect of dilutive share options	¥ 74,254,198	¥ 155,453,871	¥ 154,246,831
Dilutive weighted average number of ordinary shares	1,445,897,438	1,527,097,111	1,525,890,071
Basic earnings per share	¥ 0.12	¥ 0.1	¥ 0.05
Diluted earnings per share	¥ 0.11	¥ 0.09	¥ 0.05